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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                   ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21909
                  ---------------------------------------------

                  SCOTTISH WIDOWS INVESTMENT PARTNERSHIP TRUST
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               (Exact name of registrant as specified in charter)

                       TWO AVENUE DE LAFAYETTE, 6TH FLOOR
                           BOSTON, MASSACHUSETTS 02111
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               (Address of principal executive offices) (zip code)


                          The Corporation Trust Company
                         1209 Orange Street, Wilmington
                        New Castle County, Delaware 19801

                     (Name and Address of Agent for Service)

                                 With copies to:

    Scottish Widows Investment                    Geoffrey R. T. Kenyon, Esq.
         Partnership Ltd.                             Goodwin Procter LLP
  Edinburgh One, Morrison Street                         Exchange Place
         Edinburgh EH3 8BE                        Boston, Massachusetts 02109
           Scotland


       Registrant's telephone number, including area code: (617) 662-3968

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2006 - June 30, 2007


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ITEM 1.  PROXY VOTING RECORD.

There was no proxy voting for the Scottish Widows Investment Partnership Trust for the most recent twelve-month period ended June 30, 2007.


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Scottish Widows Investment Partnership Trust



By:   /s/ Ryan Louvar
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      Ryan Louvar
      Assistant Secretary

Date: August 31, 2007